Derivatives and hedging activities - Credit derivatives (Details 5) - CHF (SFr) SFr in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Credit Derivatives [Line Items]
Credit protection sold	SFr 221.9	SFr 201.6
Credit protection purchased	210.8	195.1
Other protection purchased	88.7	63.0
Other instruments	16.7	9.7
Total credit derivatives	SFr 538.1	SFr 469.4